NOTE 6 RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

The President, also a Stockholder of the Company, has advanced the Company $49,575 and $43,476 as of December 31, 2012 and December 31, 2011, respectively, for working capital. No interest is paid on this advance.

Under a contract with the Company beginning November 6, 2007 and ending December 31, 2013, the President provides general management services to the Company up to $4,000 per month.  Payroll expense incurred under this contract totaled approximately $0 and $12,960 for the years ended December 31, 2012 and 2011, respectively.

The Company pays rent of $1,000 per month to the President for warehouse facilities.  Total charges were $12,000 in 2012 and 2011.